Property, Plant and Equipment, Net - Summary of Property, Plant and Equipment, Net (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2020 TWD ($)
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	$ 20,111,121		$ 17,994,686	$ 17,979,444
Additions	4,918,482		6,552,702	4,133,615
Disposals	(48,681)		(76,375)	(19,358)
Reclassifications	1,012		0	0
Depreciation expenses	(4,523,081)		(4,355,032)	(4,098,993)
Impairment losses	(12,721)	$ (414)	(4,843)
Exchange adjustments	73		(17)	(22)
Ending Balance	20,446,205	$ 665,350	20,111,121	17,994,686
Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Additions	0		0	0
Disposals	0		0	0
Reclassifications	0		0	0
Depreciation expenses	0		0	0
Impairment losses	0		0
Exchange adjustments	0		0	0
Ending Balance	452,738		452,738	452,738
Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	4,343,556		4,092,286	4,095,929
Additions	3,780		1,345	132,572
Disposals	0		0	0
Reclassifications	1,503,432		673,208	258,421
Depreciation expenses	(465,260)		(423,283)	(394,636)
Impairment losses	0		0
Exchange adjustments	0		0	0
Ending Balance	5,385,508		4,343,556	4,092,286
Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	13,282,185		11,348,297	11,163,121
Additions	6,748		11,829	592,565
Disposals	(46,084)		(66,873)	(8,940)
Reclassifications	2,603,381		4,890,400	2,336,238
Depreciation expenses	(3,075,191)		(2,896,612)	(2,734,667)
Impairment losses	(12,721)		(4,843)
Exchange adjustments	50		(13)	(20)
Ending Balance	12,758,368		13,282,185	11,348,297
Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	837,990		952,361	896,476
Additions	636		407	409,832
Disposals	(2,597)		(9,502)	(3,121)
Reclassifications	685,481		690,346	398,798
Depreciation expenses	(724,813)		(795,622)	(749,624)
Impairment losses	0		0
Exchange adjustments	0		0	0
Ending Balance	796,697		837,990	952,361
Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	511,723		509,397	434,791
Additions	0		189	142,776
Disposals	0		0	(7,297)
Reclassifications	294,765		241,656	159,195
Depreciation expenses	(257,817)		(239,515)	(220,066)
Impairment losses	0		0
Exchange adjustments	23		(4)	(2)
Ending Balance	548,694		511,723	509,397
Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	682,929		639,607	936,389
Additions	4,907,318		6,538,932	2,855,870
Disposals	0		0	0
Reclassifications	(5,086,047)		(6,495,610)	(3,152,652)
Depreciation expenses	0		0	0
Impairment losses	0		0
Exchange adjustments	0		0	0
Ending Balance	504,200		682,929	639,607
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	78,108,945		73,187,794	70,401,687
Ending Balance	81,866,361		78,108,945	73,187,794
Gross carrying amount [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	452,738		452,738	452,738
Ending Balance	452,738		452,738	452,738
Gross carrying amount [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	11,877,419		11,212,129	10,821,972
Ending Balance	13,379,852		11,877,419	11,212,129
Gross carrying amount [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	57,176,339		53,246,474	51,244,512
Ending Balance	59,197,255		57,176,339	53,246,474
Gross carrying amount [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	5,574,316		5,451,547	5,008,321
Ending Balance	5,716,357		5,574,316	5,451,547
Gross carrying amount [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	2,345,204		2,185,299	1,937,755
Ending Balance	2,615,959		2,345,204	2,185,299
Gross carrying amount [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	682,929		639,607	936,389
Ending Balance	504,200		682,929	639,607
Accumulated depreciation and impairment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(57,997,824)		(55,193,108)	(52,422,243)
Ending Balance	(61,420,156)		(57,997,824)	(55,193,108)
Accumulated depreciation and impairment [member] | Land [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(0)		(0)	(0)
Ending Balance	(0)		(0)	(0)
Accumulated depreciation and impairment [member] | Buildings [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(7,533,863)		(7,119,843)	(6,726,043)
Ending Balance	(7,994,344)		(7,533,863)	(7,119,843)
Accumulated depreciation and impairment [member] | Machinery and equipment [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(43,894,154)		(41,898,177)	(40,081,391)
Ending Balance	(46,438,887)		(43,894,154)	(41,898,177)
Accumulated depreciation and impairment [member] | Tools [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(4,736,326)		(4,499,186)	(4,111,845)
Ending Balance	(4,919,660)		(4,736,326)	(4,499,186)
Accumulated depreciation and impairment [member] | Other [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(1,833,481)		(1,675,902)	(1,502,964)
Ending Balance	(2,067,265)		(1,833,481)	(1,675,902)
Accumulated depreciation and impairment [member] | Construction in progress and equipment to be inspected [member]
Disclosure of detailed information about property, plant and equipment [Line Items]
Beginning Balance	(0)		(0)	(0)
Ending Balance	$ (0)		$ (0)	$ (0)